Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues	$ 242,213	$ 301,293
Costs of revenue	(418,227)	(333,995)
Gross loss	(176,014)	(32,702)
Selling expenses	(556,213)	(1,131,219)
General and administrative expenses	(1,753,718)	(2,028,028)
Provision for doubtful accounts	(43,873)	(33,621)
Operating loss	(2,529,818)	(3,225,570)
Financial expenses	(7,911)	(8,725)
Other income	21,682	23,100
Other expense	(18,044)	(124,159)
Unrealized loss on securities	(678,304)
Change in fair value of warrants liability	(99,820)	(110,021)
Loss before provision for income tax	(3,312,215)	(3,445,375)
Provision for income taxes
Net loss attributable to Lianluo Smart Limited	(3,312,215)	(3,445,375)
Other comprehensive loss:
Foreign currency translation loss	(123,451)	(103,418)
Comprehensive loss	$ (3,435,666)	$ (3,548,793)
Loss per share
Basic and diluted	$ (0.19)	$ (0.20)
Weighted average number of common shares outstanding
Basic and diluted	17,806,586	17,501,354